Property, Plant and Equipment - Summary of Property, Plant and Equipment (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	¥ 4,127,185
Charge for the year	431,567	$ 68,184	¥ 465,093	¥ 456,002
Impairment loss	20,845	3,293	3,297	2,873
Ending balance	3,824,018	604,168	4,127,185
Cost [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	8,058,169		7,914,527
Additions	261,433		284,993
Acquisition as subsidiary			29
Disposal of subsidiary	(155,850)
Disposals	(22,573)		(141,582)
Transfers			(381)
Write-off	(73,757)		(5)
Translation difference	4,459		588
Ending balance	8,071,881		8,058,169	7,914,527
Accumulated depreciation, amortization and impairment [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	3,930,984		3,584,983
Charge for the year	431,567		465,093
Disposal of subsidiary	(51,006)
Disposals	(18,601)		(121,857)
Transfers			(24)
Write-off	(68,075)
Impairment loss	20,845		3,297
Translation difference	2,149		(508)
Ending balance	4,247,863		3,930,984	3,584,983
Freehold land [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	13,263
Ending balance	13,509	2,134	13,263
Freehold land [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	13,730		13,301
Translation difference	263		429
Ending balance	13,993		13,730	13,301
Freehold land [Member] | Accumulated depreciation, amortization and impairment [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	467		460
Translation difference	17		7
Ending balance	484		467	460
Leasehold land, buildings and improvements [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	1,709,360
Ending balance	1,631,418	257,752	1,709,360
Leasehold land, buildings and improvements [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	2,351,646		2,307,160
Additions	1,109		23,621
Disposal of subsidiary	(107,632)
Disposals	(3,310)		(16,492)
Transfers	81,486		37,001
Write-off	(2,385)
Translation difference	1,954		356
Ending balance	2,322,868		2,351,646	2,307,160
Leasehold land, buildings and improvements [Member] | Accumulated depreciation, amortization and impairment [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	642,286		572,857
Charge for the year	78,347		78,504
Disposal of subsidiary	(26,031)
Disposals	(1,879)		(8,720)
Transfers			(24)
Write-off	(1,377)
Translation difference	104		(331)
Ending balance	691,450		642,286	572,857
Construction in progress [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	336,151
Ending balance	280,041	44,245	336,151
Construction in progress [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	336,151		328,117
Additions	226,977		232,474
Transfers	(280,358)		(224,440)
Write-off	(1,674)
Ending balance	281,096		336,151	328,117
Construction in progress [Member] | Accumulated depreciation, amortization and impairment [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Impairment loss	1,055
Ending balance	1,055
Plant and machinery [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	1,960,557
Ending balance	1,798,122	284,091	1,960,557
Plant and machinery [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	5,049,756		4,969,820
Additions	7,464		8,514
Disposal of subsidiary	(35,490)
Disposals	(10,064)		(114,861)
Transfers	198,872		186,620
Write-off	(53,792)
Translation difference	88		(337)
Ending balance	5,156,834		5,049,756	4,969,820
Plant and machinery [Member] | Accumulated depreciation, amortization and impairment [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	3,089,199		2,831,362
Charge for the year	325,979		359,046
Disposal of subsidiary	(15,040)
Disposals	(10,191)		(104,346)
Write-off	(51,087)
Impairment loss	19,790		3,297
Translation difference	62		(160)
Ending balance	3,358,712		3,089,199	2,831,362
Office furniture, fittings and equipment [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	67,630
Ending balance	58,428	9,231	67,630
Office furniture, fittings and equipment [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	192,461		181,448
Additions	16,763		17,757
Acquisition as subsidiary			29
Disposal of subsidiary	(12,473)
Disposals	(3,718)		(6,966)
Transfers			142
Write-off	(15,307)		(5)
Translation difference	2,228		56
Ending balance	179,954		192,461	181,448
Office furniture, fittings and equipment [Member] | Accumulated depreciation, amortization and impairment [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	124,831		110,175
Charge for the year	21,202		21,248
Disposal of subsidiary	(9,695)
Disposals	(1,798)		(6,514)
Write-off	(15,012)
Translation difference	1,998		(78)
Ending balance	121,526		124,831	110,175
Motor and transport vehicles [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	40,224
Ending balance	42,500	$ 6,715	40,224
Motor and transport vehicles [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	114,425		114,681
Additions	9,120		2,627
Disposal of subsidiary	(255)
Disposals	(5,481)		(3,263)
Transfers			296
Write-off	(599)
Translation difference	(74)		84
Ending balance	117,136		114,425	114,681
Motor and transport vehicles [Member] | Accumulated depreciation, amortization and impairment [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	74,201		70,129
Charge for the year	6,039		6,295
Disposal of subsidiary	(240)
Disposals	(4,733)		(2,277)
Write-off	(599)
Translation difference	(32)		54
Ending balance	¥ 74,636		¥ 74,201	¥ 70,129